Common Share capital (Details) shares in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Jul. 31, 2018 CAD ($)	Dec. 31, 2019 Vote shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians				66.667%
First Preferred Shares
Common Share capital
Shares authorized	1,000	1,000		1,000
Second Preferred Shares
Common Share capital
Shares authorized	1,000	1,000		1,000
Common Shares
Common Share capital
Shares authorized	2,000	2,000		2,000
Number of votes per common share | Vote				1
Common Shares | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid	8	8
Cost of purchase of common shares related to normal course issuer bid | $	$ 250	$ 250
Common Shares | Maximum | Wholly owned subsidiary
Common Share capital
Cost of purchase of common shares related to normal course issuer bid | $			$ 105
Common Shares | Dividend reinvestment and share purchase plan
Common Share capital
Shares reserved for issuance	22			22
Common Shares | Restricted share units
Common Share capital
Shares reserved for issuance	12			12
Common Shares | TELUS Corporation share options
Common Share capital
Shares reserved for issuance	47			47